Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 27, 2012
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Emerging Markets Institutional Fund (the "Emerging Markets
Institutional Fund" or the "Fund") seeks long-term capital appreciation by
		investing primarily in equity securities of emerging market country issuers.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Institutional Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Emerging Markets Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
		Fund's portfolio turnover rate was 1.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.51%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Emerging Markets Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets
Institutional Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Emerging Markets Institutional Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those
		markets in which it invests.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Emerging Markets Institutional Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Emerging Markets Institutional Fund prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund").  The Emerging Markets Institutional Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Emerging Markets Institutional Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  The Emerging Markets Institutional
Fund and the Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Institutional Fund.  The bar chart shows how the Fund's annual total returns for the Institutional Class shares have varied from year to year.
The returns in the bar chart have not been adjusted to show the effect of taxes.  If taxes were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of a broad-based securities index.  The bar chart and table assume that all dividends and distributions are reinvested in the Fund.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information,
		please visit www.aberdeen-asset.us or call 877-343-2906.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Institutional Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-343-2906
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 39.91% - 2nd quarter 2009 Worst Quarter: -22.69% - 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for Institutional
Class shares and will vary for other classes.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.  Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored
		retirement plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | MSCI EM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Average Annual Returns, Inception Date Secondary	ck0001413594_AverageAnnualReturnInceptionDateSecondary	Nov. 23, 2009
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2008	rr_AnnualReturn2008	(40.36%)
Annual Return 2009	rr_AnnualReturn2009	76.55%
Annual Return 2010	rr_AnnualReturn2010	27.58%
Annual Return 2011	rr_AnnualReturn2011	(11.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 23, 2009
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 23, 2009

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.